SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss (Details) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 01, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss)	$ (1,470)	$ (3,727)	$ 277,261	$ (186,755)	$ 94,233	$ 90,506	$ (1,802)